Total
CAMBIAR OPPORTUNITY FUND
Cambiar Opportunity Fund
Fund Investment Objective
The Cambiar Opportunity Fund (the “Fund”) seeks total return and capital preservation.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares and Investor Class Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CAMBIAR OPPORTUNITY FUND		Institutional Class Shares	Investor Class Shares
Management Fees		0.60%	0.60%
Shareholder Service Fees	[1]	none	0.20%
Other Operating Expenses		0.14%	0.14%
Other Expenses		0.14%	0.34%
Total Annual Fund Operating Expenses		0.74%	0.94%
Less Fee Reductions and/or Expense Reimbursements	[2]	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.65%	0.85%
[1]	The Fund’s Investor Class Shares are subject to a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of the Fund’s Investor Class Shares.
[2]	Cambiar Investors, LLC (“Cambiar,” or, the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding any class-specific expenses (including shareholder servicing fees), interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.65% of the average daily net assets of each of the Fund’s share classes until March 1, 2023. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of the fees waived or reduced or other payments remitted by the Adviser during the rolling three-year period preceding the date of the reimbursement if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver or expense payment; and (ii) at the time of the reimbursement. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2023. This Agreement automatically terminates upon the termination of the investment advisory agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - CAMBIAR OPPORTUNITY FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class Shares	66	228	403	910
Investor Class Shares	87	291	511	1,146

Portfolio Turnover

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of common stocks of companies with a market capitalization in excess of $10 billion at time of purchase.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a diversified portfolio of companies. Companies entering the portfolio generally need to satisfy Cambiar’s criteria on four levels: quality, valuation, value creation/catalyst, and risk-reward criteria:

●	Quality – Cambiar’s analysts seek companies that are best-of-breed operators within their industries. Eligible businesses for the portfolio are evaluated based on the following characteristics:

●

Management – Management teams should have a track record of success that has benefitted not just public shareholders such as the Fund, but a wide range of stakeholders, e.g., employees, customers, suppliers.

●	Consistent margins – Companies with above average and consistent margins suggest a relatively high value-add product or service and defensible market position.

●	Return on invested capital (ROIC) – Demonstrates a pattern of value creation and capital discipline.

●	Low leverage – Companies with strong balance sheets do not need to depend on the vagaries of the debt and/or equity markets to sustain their businesses.

●	Free cash flow (FCF) – We view FCF to be a better measure of economic value creation versus alternative metrics such as EBITDA or EPS. Free cash flow is less subject to manipulation.

Valuation – Cambiar evaluates broadly accepted and recognized financial measures in gauging valuation. An underlying premise of the Cambiar philosophy is that certain industries tend to follow certain valuation ranges; the market does not randomly value stocks. Our preference is for issuers that appear reasonably valued based on a number of different metrics.

Value Creation/Catalyst – Cambiar’s research process also seeks to identify some form of fundamental positive development(s) that we believe the market is overlooking/underappreciating. Such catalysts may come in varying forms – examples include new product introductions, managerial changes, divestiture of an underperforming division, or simply better financial performance. Valuation, in and of itself, is not a catalyst – there must be some identifiable event that we believe will cause investors to positively reassess the business.

Risk-reward criteria – The final criteria is the investment team’s assessment of the issuer’s upside potential: companies entering the portfolio should possess the potential for a 3:1 return-to-risk requirement over a forward 1- to 2-year timeframe. This return can generally be achieved via a combination of multiple expansion and dividend yield. While Cambiar may not achieve this return target over the desired timeframe – or at all – the return requirement is intended to channel research efforts toward those situations that appear to offer the most compelling risk/return tradeoffs.

The Adviser constructs the Fund’s portfolio on a security-by-security basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments,

(c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if the investment thesis remains intact.

Principal Risks of Investing in the Fund

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate significantly from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies, and hence, the Fund, may suffer a decline in response. Portfolio securities may be traded over-the-counter or listed on an exchange.

A number of factors can affect financial markets generally, which in turn, can impact the value of the Fund’s investments. Economic considerations such as GDP growth, inflation, monetary and fiscal policy, barriers to capital formation and reinvestment, market instability, and budgetary deficits are key considerations in how overall markets perform. Political factors, including elections and political instability and unrest, foreign or domestic, can affect the extent to which investors choose to participate in financial markets. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseeable ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for meeting or exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the Fund’s Investor Class Shares’ highest return for a quarter was 19.25% (quarter ended 6/30/2020) and the lowest return for a quarter was (21.60)% (quarter ended 3/31/2020).

Average Annual Total Returns for Periods Ended December 31, 2021

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary.

Institutional Class Shares of the Fund commenced operations on November 3, 2005. As a result, the performance information provided for Institutional Class Shares incorporates the returns of Investor Class Shares of the Fund for periods before November 3, 2005. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that total expenses of Institutional Class Shares are lower.

Average Annual Total Returns - CAMBIAR OPPORTUNITY FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Investor Class Shares	20.86%	13.25%	12.78%	9.44%	Jun. 30, 1998
Investor Class Shares | After Taxes on Distributions	18.29%	10.73%	10.94%	8.12%	Jun. 30, 1998
Investor Class Shares | After Taxes on Distributions and Sales	13.30%	9.88%	10.09%	7.62%	Jun. 30, 1998
Institutional Class Shares	21.08%	13.47%	13.03%	9.61%	Jun. 30, 1998
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	25.16%	11.16%	12.97%	7.55%	Jun. 30, 1998

CAMBIAR INTERNATIONAL EQUITY FUND
Cambiar International Equity Fund
Fund Investment Objective
The Cambiar International Equity Fund (the “Fund”) seeks total return and capital preservation.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares and Investor Class Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - CAMBIAR INTERNATIONAL EQUITY FUND		Institutional Class Shares	Investor Class Shares
Redemption Fee (As a percentage of Amount Redeemed)	[1]	(2.00%)	(2.00%)
[1]	As a percentage of amount redeemed, if shares redeemed have been held for less than 90 days.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CAMBIAR INTERNATIONAL EQUITY FUND		Institutional Class Shares	Investor Class Shares
Management Fees		0.90%	0.90%
Shareholder Service Fees	[1]	none	0.08%
Other Operating Expenses		0.14%	0.14%
Other Expenses		0.14%	0.22%
Total Annual Fund Operating Expenses		1.04%	1.12%
Less Fee Reductions and/or Expense Reimbursements	[2]	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.90%	0.98%
[1]	The Fund’s Investor Class Shares are subject to a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of the Fund’s Investor Class Shares.
[2]	Cambiar Investors, LLC (“Cambiar,” or, the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding any class-specific expenses (including shareholder servicing fees), interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.90% of the average daily net assets of each of the Fund’s share classes until March 1, 2023. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of the fees waived or reduced or other payments remitted by the Adviser during the rolling three-year period preceding the date of the reimbursement if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver or expense payment; and (ii) at the time of the reimbursement. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2023. This Agreement automatically terminates upon the termination of the investment advisory agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - CAMBIAR INTERNATIONAL EQUITY FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class Shares	92	317	560	1,258
Investor Class Shares	100	342	603	1,351

Portfolio Turnover

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of foreign companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund expects, under normal market conditions, to invest in at least three different countries. In selecting investments for the Fund, the Adviser focuses predominantly on medium to large market capitalization equity securities.

The Fund may consider a company to be a “foreign company” if: (i) 50% of the company’s assets are located outside of the United States; or (ii) 50% of the company’s revenues are generated outside of the United States; or (iii) the company is domiciled or doing a substantial amount of business outside of the United States. The majority of these companies operate in “established” markets; however, when opportunities warrant, the Fund may invest up to 15% of its assets in securities of companies in “emerging market” countries. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrializing, with lower gross national products than more developed countries. In some circumstances, the Fund may purchase American Depositary Receipts (“ADRs”), which are traded on U.S. exchanges and markets and represent an ownership interest in a foreign security, rather than foreign shares that are traded on foreign exchanges, because the ADRs have greater liquidity or for other reasons.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a diversified portfolio of companies. Companies entering the portfolio generally need to satisfy Cambiar’s criteria on four levels: quality, valuation, value creation/catalyst, and risk-reward criteria:

Quality – Cambiar’s analysts seek companies that are best-of-breed operators within their industries. Eligible businesses for the portfolio are evaluated based on the following characteristics:

●

Management – Management teams should have a track record of success that has benefitted not just public shareholders such as the Fund, but a wide range of stakeholders, e.g., employees, customers, suppliers.

●	Consistent margins – Companies with above average and consistent margins suggest a relatively high value-add product or service and defensible market position.

●	Return on invested capital (ROIC) – Demonstrates a pattern of value creation and capital discipline.

●	Low leverage – Companies with strong balance sheets do not need to depend on the vagaries of the debt and/or equity markets to sustain their businesses.

●	Free cash flow (FCF) – We view FCF to be a better measure of economic value creation versus alternative metrics such as EBITDA or EPS. Free cash flow is less subject to manipulation.

Valuation – Cambiar evaluates broadly accepted and recognized financial measures in gauging valuation. An underlying premise of the Cambiar philosophy is that certain industries tend to follow certain valuation ranges; the market does not randomly value stocks. Our preference is for issuers that appear reasonably valued based on a number of different metrics.

Value Creation/Catalyst – Cambiar’s research process also seeks to identify some form of fundamental positive development(s) that we believe the market is overlooking/underappreciating. Such catalysts may come in varying forms – examples include new product introductions, managerial changes, divestiture of an underperforming division, or simply better financial performance. Valuation, in and of itself, is not a catalyst – there must be some identifiable event that we believe will cause investors to positively reassess the business.

Risk-reward criteria – The final criteria is the investment team’s assessment of the issuer’s upside potential: companies entering the portfolio should possess the potential for a 3:1 return-to-risk requirement over a forward 1- to 2-year timeframe. This return can generally be achieved via a combination of multiple expansion and dividend yield. While Cambiar may not achieve this return target over the desired timeframe – or at all – the return requirement is intended to channel research efforts toward those situations that appear to offer the most compelling risk/return tradeoffs.

The Adviser constructs the Fund’s portfolio on a security-by-security basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector or individual country.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if the investment thesis remains intact.

Principal Risks of Investing in the Fund

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate significantly from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies, and hence, the Fund, may suffer a decline in response. Portfolio securities may be traded over-the-counter or listed on an exchange.

A number of factors can affect financial markets generally, which in turn, can impact the value of the Fund’s investments. Economic considerations such as GDP growth, inflation, monetary and fiscal policy, barriers to capital formation and reinvestment, market instability, and budgetary deficits are key considerations in how overall markets perform. Political factors, including elections and political instability and unrest, foreign or domestic, can affect the extent to which investors choose to participate in financial markets. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseeable ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Because the Fund invests in foreign securities, including securities denominated in foreign currencies and ADRs, it will be subject to certain risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States, because of, among other things, unstable political and economic conditions, sovereign solvency considerations, and less developed and more thinly-traded securities markets. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the types of regulatory controls imposed on U.S. issuers and, as a consequence, there is often less publicly available information about foreign companies than is available about domestic companies. Income from foreign securities owned by the Fund are often reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Although ADRs and other depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity, significant price volatility, restrictions on foreign investment, and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

To the extent that it concentrates its investments in a specific geographic region, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that region. As a result, the Fund’s net asset value may be more volatile than that of a fund holding more geographically diverse investments.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund’s assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for meeting or exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the Fund’s Investor Class Shares’ highest return for a quarter was 16.23% (quarter ended 6/30/2020) and the lowest return for a quarter was (27.05)% (quarter ended 3/31/2020).

Average Annual Total Returns for Periods Ended December 31, 2021

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary.

Institutional Class Shares of the Fund commenced operations on November 30, 2012. As a result, the performance information provided for Institutional Class Shares incorporates the returns of Investor Class Shares of the Fund for periods before November 30, 2012. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that total expenses of Institutional Class Shares are lower.

Average Annual Total Returns - CAMBIAR INTERNATIONAL EQUITY FUND	1 Year	5 Years	10 Years	Since Inception		Inception Date
Investor Class Shares	5.14%	4.50%	6.07%	6.87%		Sep. 02, 1997
Investor Class Shares | After Taxes on Distributions	4.92%	4.18%	5.81%	6.49%	[1]	Sep. 02, 1997
Investor Class Shares | After Taxes on Distributions and Sales	3.40%	3.60%	4.96%	5.99%	[1]	Sep. 02, 1997
Institutional Class Shares	5.21%	4.62%	6.21%	6.93%		Sep. 02, 1997
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	11.26%	9.55%	8.03%	5.17%		Sep. 02, 1997
[1]	The Since Inception after-tax returns include performance prior to the Fund’s registration as a mutual fund on September 9, 2002, which has not been adjusted to reflect distributions that are generally required for a mutual fund. If the adjustments had been made, the Since Inception after-tax returns may have been lower. More information about the Fund’s history and performance can be found on page 80.

CAMBIAR SMALL CAP FUND
Cambiar Small Cap Fund
Fund Investment Objective
The Cambiar Small Cap Fund (the “Fund”) seeks long-term capital appreciation.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares and Investor Class Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - CAMBIAR SMALL CAP FUND		Institutional Class Shares	Investor Class Shares
Redemption Fee (As a percentage of Amount Redeemed)	[1]	(2.00%)	(2.00%)
[1]	As a percentage of amount redeemed, if shares redeemed have been held for less than 90 days.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CAMBIAR SMALL CAP FUND		Institutional Class Shares	Investor Class Shares
Management Fees		0.85%	0.85%
Shareholder Service Fees	[1]	none	0.20%
Other Operating Expenses		0.22%	0.21%
Other Expenses		0.22%	0.41%
Total Annual Fund Operating Expenses		1.07%	1.26%
Less Fee Reductions and/or Expense Reimbursements	[2]	(0.17%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.90%	1.10%
[1]	The Fund’s Investor Class Shares are subject to a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of the Fund’s Investor Class Shares.
[2]	Cambiar Investors, LLC (“Cambiar,” or, the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding any class-specific expenses (including shareholder servicing fees), interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.90% of the average daily net assets of each of the Fund’s share classes until March 1, 2023. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of the fees waived or reduced or other payments remitted by the Adviser during the rolling three-year period preceding the date of the reimbursement if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver or expense payment; and (ii) at the time of the reimbursement. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”), for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2023. This Agreement automatically terminates upon the termination of the investment advisory agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - CAMBIAR SMALL CAP FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class Shares	92	323	574	1,290
Investor Class Shares	112	384	676	1,509

Portfolio Turnover

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small-cap companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund generally considers small-cap companies to be those with market capitalizations not greater than either that of the largest company in the Russell 2000® Value Index ($13.9 billion as of December 31, 2021) or $3.5 billion, whichever is greater at the time of initial purchase.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a diversified portfolio of companies. Companies entering the portfolio generally need to satisfy Cambiar’s criteria on four levels: quality, valuation, value creation/catalyst, and risk-reward criteria:

Quality – Cambiar’s analysts seek companies that are best-of-breed operators within their industries. Eligible businesses for the portfolio are evaluated based on the following characteristics:

●

Management – Management teams should have a track record of success that has benefitted not just public shareholders such as the Fund, but a wide range of stakeholders, e.g., employees, customers, suppliers.

●	Consistent margins – Companies with above average and consistent margins suggest a relatively high value-add product or service and defensible market position.

●	Return on invested capital (ROIC) – Demonstrates a pattern of value creation and capital discipline.

●	Low leverage – Companies with strong balance sheets do not need to depend on the vagaries of the debt and/or equity markets to sustain their businesses.

●	Free cash flow (FCF) – We view FCF to be a better measure of economic value creation versus alternative metrics such as EBITDA or EPS. Free cash flow is less subject to manipulation.

Valuation – Cambiar evaluates broadly accepted and recognized financial measures in gauging valuation. An underlying premise of the Cambiar philosophy is that certain industries tend to follow certain valuation ranges; the market does not randomly value stocks. Our preference is for issuers that appear reasonably valued based on a number of different metrics.

Value Creation/Catalyst – Cambiar’s research process also seeks to identify some form of fundamental positive development(s) that we believe the market is overlooking/underappreciating. Such catalysts may come in varying forms – examples include new product introductions, managerial changes, divestiture of an underperforming division, or simply better financial performance. Valuation, in and of itself, is not a catalyst – there must be some identifiable event that we believe will cause investors to positively reassess the business.

Risk-reward criteria – The final criteria is the investment team’s assessment of the issuer’s upside potential: companies entering the portfolio should possess the potential for a 3:1 return-to-risk requirement over a forward 1- to 2-year timeframe. This return can generally be achieved via a combination of multiple expansion and dividend yield. While Cambiar may not achieve this return target over the desired timeframe – or at all – the return requirement is intended to channel research efforts toward those situations that appear to offer the most compelling risk/return tradeoffs.

The Adviser constructs the Fund’s portfolio on a security-by-security basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if the investment thesis remains intact.

Principal Risks of Investing in the Fund

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate significantly from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.

A number of factors can affect financial markets generally, which in turn, can impact the value of the Fund’s investments. Economic considerations such as GDP growth, inflation, monetary and fiscal policy, barriers to capital formation and reinvestment, market instability, and budgetary deficits are key considerations in how overall markets perform. Political factors, including elections and political instability and unrest, foreign or domestic, can affect the extent to which investors choose to participate in financial markets. The prices of securities issued by such companies, and hence, the Fund, may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseeable ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable to adverse corporate, business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management team. Therefore, small-cap stocks may be more volatile than those of larger companies. Portfolio securities may be traded over-the-counter or listed on an exchange.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for meeting or exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the Fund’s Investor Class Shares’ highest return for a quarter was 24.82% (quarter ended 6/30/2020) and the lowest return for a quarter was (31.44)% (quarter ended 3/31/2020).

Average Annual Total Returns for Periods Ended December 31, 2021

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary.

Institutional Class Shares of the Fund commenced operations on October 31, 2008. As a result, the performance information provided for Institutional Class Shares incorporates the returns of Investor Class Shares of the Fund for periods before October 31, 2008. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that total expenses of Institutional Class Shares are lower.

Average Annual Total Returns - CAMBIAR SMALL CAP FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Investor Class Shares	17.30%	8.59%	9.44%	9.54%	Aug. 31, 2004
Investor Class Shares | After Taxes on Distributions	8.50%	5.32%	6.83%	7.72%	Aug. 31, 2004
Investor Class Shares | After Taxes on Distributions and Sales	13.30%	5.90%	6.94%	7.48%	Aug. 31, 2004
Institutional Class Shares	17.51%	8.76%	9.67%	9.71%	Aug. 31, 2004
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	28.27%	9.07%	12.03%	8.79%	Aug. 31, 2004

Cambiar Aggressive Value Fund
Cambiar Aggressive Value Fund
Fund Investment Objective
The Cambiar Aggressive Value Fund (the “Fund”) seeks long-term capital appreciation.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares and Investor Class Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Cambiar Aggressive Value Fund		Institutional Class Shares	Investor Class Shares
Redemption Fee (As a percentage of Amount Redeemed)	[1]	(2.00%)	(2.00%)
[1]	As a percentage of amount redeemed, if shares redeemed have been held for less than 180 days.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Cambiar Aggressive Value Fund		Institutional Class Shares	Investor Class Shares
Management Fees		0.90%	0.90%
Shareholder Service Fees	[1]	none	0.05%
Other Operating Expenses		0.27%	0.27%
Other Expenses		0.27%	0.32%
Total Annual Fund Operating Expenses		1.17%	1.22%
Less Fee Reductions and/or Expense Reimbursements	[2]	(0.22%)	(0.22%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.95%	1.00%
[1]	The Fund’s Investor Class Shares are subject to a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of the Fund’s Investor Class Shares.
[2]	Cambiar Investors, LLC (“Cambiar,” or, the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding any class-specific expenses (including shareholder servicing fees), interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.95% of the average daily net assets of each of the Fund’s share classes until March 1, 2023. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of the fees waived or reduced or other payments remitted by the Adviser during the rolling three-year period preceding the date of the reimbursement if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver or expense payment; and (ii) at the time of the reimbursement. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2023. This Agreement automatically terminates upon the termination of the investment advisory agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Cambiar Aggressive Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class Shares	97	350	622	1,401
Investor Class Shares	102	365	649	1,458

Portfolio Turnover

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies located throughout the world. For purposes of this policy, equity securities include common stocks and derivative instruments with economic characteristics similar to equity securities. The Fund may also sell securities short. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The equity securities in which the Fund invests are primarily common stocks and the Fund is generally unconstrained by any particular country, region, sector or market capitalization. The Fund’s investments may occasionally include derivative instruments and short positions. The derivative instruments in which the Fund invests will typically be call options, put options and swaps. While the Fund is generally unconstrained within its equity universe, the Fund will typically invest in a portfolio of 20-30 issuers that the Adviser believes represent the best opportunities for long-term capital appreciation. Due to the highly focused nature of the Fund’s investment strategy, the Fund is considered to be non-diversified, and may invest a significant portion of its assets in a relatively small number of securities.

The Fund will invest a portion of its assets in the securities of foreign companies. The Fund may consider a company to be a “foreign company” if: (i) 50% of the company’s assets are located outside of the United States; or (ii) 50% of the company’s revenues are generated outside of the United States; or (iii) the company is domiciled or doing a substantial amount of business outside of the United States. The Fund may invest in securities of companies in “emerging market” countries. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability, and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrializing, with lower gross national products than more developed countries. The Adviser’s allocation among various foreign countries does not seek to replicate any particular index’s country allocation by global capitalization or regional capitalization. There is no limit on investments in securities of foreign companies, including emerging markets companies.

The Fund may purchase ADRs, rather than foreign shares that are traded on foreign exchanges, because the ADRs have greater liquidity or for other reasons. From time to time, the Fund may also focus its investments in a particular geographic region.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a diversified portfolio of companies. Companies entering the portfolio generally need to satisfy Cambiar’s criteria on four levels: quality, valuation, value creation/catalyst, and risk-reward criteria:

Quality – Cambiar’s analysts seek companies that are best-of-breed operators within their industries. Eligible businesses for the portfolio are evaluated based on the following characteristics:

●

Management – Management teams should have a track record of success that has benefitted not just public shareholders such as the Fund, but a wide range of stakeholders, e.g., employees, customers, suppliers.

●	Consistent margins – Companies with above average and consistent margins suggest a relatively high value-add product or service and defensible market position.

●	Return on invested capital (ROIC) – Demonstrates a pattern of value creation and capital discipline.

●	Low leverage – Companies with strong balance sheets do not need to depend on the vagaries of the debt and/or equity markets to sustain their businesses.

●	Free cash flow (FCF) – We view FCF to be a better measure of economic value creation versus alternative metrics such as EBITDA or EPS. Free cash flow is less subject to manipulation.

Valuation – Cambiar evaluates broadly accepted and recognized financial measures in gauging valuation. An underlying premise of the Cambiar philosophy is that certain industries tend to follow certain valuation ranges; the market does not randomly value stocks. Our preference is for issuers that appear reasonably valued based on a number of different metrics.

Value Creation/Catalyst – Cambiar’s research process also seeks to identify some form of fundamental positive development(s) that we believe the market is overlooking/underappreciating. Such catalysts may come in varying forms – examples include new product introductions, managerial changes, divestiture of an underperforming division, or simply better financial performance. Valuation, in and of itself, is not a catalyst – there must be some identifiable event that we believe will cause investors to positively reassess the business.

Risk-reward criteria – The final criteria is the investment team’s assessment of the issuer’s upside potential: companies entering the portfolio should possess the potential for a 3:1 return-to-risk requirement over a forward 1- to 2-year timeframe. This return can generally be achieved via a combination of multiple expansion and dividend yield. While Cambiar may not achieve this return target over the desired timeframe – or at all – the return requirement is intended to channel research efforts toward those situations that appear to offer the most compelling risk/return tradeoffs.

The Adviser constructs the Fund’s portfolio on a security-by-security basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector or individual country.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if the investment thesis remains intact.

To the extent the Fund invests in derivatives, those instruments will primarily be intended to hedge against the risk of unfavorable price movements in the underlying instruments, to increase long exposure to underlying instruments, to provide short exposure, to manage cash flows or currency exposure, or for other purposes.

The Fund may buy and sell securities more frequently than other mutual funds, which could result in the Fund having a higher portfolio turnover rate than other mutual funds.

Principal Risks of Investing in the Fund

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate significantly from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies, and hence, the Fund, may suffer a decline in response. Portfolio securities may be traded over-the-counter or listed on an exchange.

A number of factors can affect financial markets generally, which in turn, can impact the value of the Fund’s investments. Economic considerations such as GDP growth, inflation, monetary and fiscal policy, barriers to capital formation and reinvestment, market instability, and budgetary deficits are key considerations in how overall markets perform. Political factors, including elections and political instability and unrest, foreign or domestic, can affect the extent to which investors choose to participate in financial markets. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseeable ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Because the Fund invests in foreign securities, including securities denominated in foreign currencies and American Depositary Receipts (“ADRs”), it will be subject to certain risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States, because of, among other things, unstable political and economic conditions, sovereign solvency considerations, and less developed and more thinly-traded securities markets. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the types of regulatory controls imposed on U.S. issuers and, as a consequence, there is often less publicly available information about foreign companies than is available about domestic companies. Income from foreign securities owned by the Fund are often reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Although ADRs and other depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are subject to many of the risks associated with investing directly in foreign securities.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity, significant price volatility, restrictions on foreign investment, and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund’s assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

The Fund’s use of derivatives, including options and swaps, is subject to market risk, leverage risk, correlation risk, liquidity risk, counterparty risk, valuation risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate closely or at all with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and at the price that the Fund would like, which may result in the Fund accepting a lower price to sell the derivative, selling other assets to raise cash or giving up another investment opportunity, any of which could have a negative effect on the Fund’s management or performance. Counterparty risk is the risk that the counterparty to a derivative contract will default or otherwise fail to honor its financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Hedging risk is the risk that derivatives instruments used for hedging purposes may not be effective in hedging the intended risk, may not be in place at the appropriate time to hedge the intended risk or may limit any potential gain that may result from the increase in value of the hedged asset. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

The Fund may seek to increase returns and reduce risk by using short sales or financial derivatives such as options. Short sales will cause the Fund to lose money if the value of a security sold short rises. When the Fund sells securities “short,” the Fund may be subject to substantially higher risks and greater volatility. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss, although the Fund may be able to limit any such losses by purchasing the security sold short, albeit at a higher price. Short sales can also be used as a hedge and therefore lower the overall risk of the Fund.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, the Fund may be more susceptible to a single adverse corporate, economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for meeting or exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Due to its investment strategy, the Fund may have a higher turnover rate than other mutual funds since it may buy and sell securities more frequently than other mutual funds. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders in taxable accounts generally pay taxes on such capital gains. In addition, the use of short sales may cause the Fund to have higher expenses (especially interest on borrowings and dividend expenses) than those of other equity mutual funds that do not engage in short sales.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

As of the date of this prospectus, Institutional Class Shares of the Fund have not commenced operations and therefore have no performance information to report. Institutional Class Shares of the Fund would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that total expenses of Institutional Class Shares would be lower.

Updated performance information is available at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the Fund’s Investor Class Shares’ highest return for a quarter was 22.11% (quarter ended 6/30/2020) and the lowest return for a quarter was (31.93)% (quarter ended 3/31/2020).

Average Annual Total Returns for Periods Ended December 31, 2021

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns - Cambiar Aggressive Value Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Investor Class Shares	19.49%	6.91%	9.86%	7.93%	Aug. 31, 2007
Investor Class Shares | After Taxes on Distributions	19.40%	6.74%	9.71%	7.56%	Aug. 31, 2007
Investor Class Shares | After Taxes on Distributions and Sales	11.60%	5.39%	8.10%	6.43%	Aug. 31, 2007
MSCI World Index (reflects no deduction for fees, expenses, or taxes)	21.82%	15.03%	12.70%	7.30%	Aug. 31, 2007

CAMBIAR SMID FUND
Cambiar SMID Fund
Fund Investment Objective
The Cambiar SMID Fund (the “Fund”) seeks long-term capital appreciation.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares and Investor Class Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - CAMBIAR SMID FUND		Institutional Class Shares	Investor Class Shares
Redemption Fee (As a percentage of Amount Redeemed)	[1]	(2.00%)	(2.00%)
[1]	As a percentage of amount redeemed, if shares redeemed have been held for less than 90 days.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CAMBIAR SMID FUND		Institutional Class Shares	Investor Class Shares
Management Fees		0.80%	0.80%
Shareholder Service Fees	[1]	none	0.08%
Other Operating Expenses		0.19%	0.19%
Other Expenses		0.19%	0.27%
Total Annual Fund Operating Expenses		0.99%	1.07%
Less Fee Reductions and/or Expense Reimbursements	[2]	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.85%	0.93%
[1]	The Fund’s Investor Class Shares are subject to a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of the Fund’s Investor Class Shares.
[2]	Cambiar Investors, LLC (“Cambiar,” or, the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding any class-specific expenses (including shareholder servicing fees), interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.85% of the average daily net assets of each of the Fund’s share classes until March 1, 2023. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of the fees waived or reduced or other payments remitted by the Adviser during the rolling three-year period preceding the date of the reimbursement if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver or expense payment; and (ii) at the time of the reimbursement. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2023. This Agreement automatically terminates upon the termination of the investment advisory agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - CAMBIAR SMID FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class Shares	87	301	533	1,200
Investor Class Shares	95	326	577	1,293

Portfolio Turnover

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small- to mid-sized companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund generally considers small- and mid-sized companies to be those with market capitalizations not greater than either that of the largest company in the Russell 2500® Value Index ($38.6 billion as of December 31, 2021) or $12 billion, whichever is greater at the time of initial purchase.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a diversified portfolio of companies. Companies entering the portfolio generally need to satisfy Cambiar’s criteria on four levels: quality, valuation, value creation/catalyst, and risk-reward criteria:

Quality – Cambiar’s analysts seek companies that are best-of-breed operators within their industries. Eligible businesses for the portfolio are evaluated based on the following characteristics:

●

Management – Management teams should have a track record of success that has benefitted not just public shareholders such as the Fund, but a wide range of stakeholders, e.g., employees, customers, suppliers.

●	Consistent margins – Companies with above average and consistent margins suggest a relatively high value-add product or service and defensible market position.

●	Return on invested capital (ROIC) – Demonstrates a pattern of value creation and capital discipline.

●	Low leverage – Companies with strong balance sheets do not need to depend on the vagaries of the debt and/or equity markets to sustain their businesses.

●	Free cash flow (FCF) – We view FCF to be a better measure of economic value creation versus alternative metrics such as EBITDA or EPS. Free cash flow is less subject to manipulation.

Valuation – Cambiar evaluates broadly accepted and recognized financial measures in gauging valuation. An underlying premise of the Cambiar philosophy is that certain industries tend to follow certain valuation ranges; the market does not randomly value stocks. Our preference is for issuers that appear reasonably valued based on a number of different metrics.

Value Creation/Catalyst – Cambiar’s research process also seeks to identify some form of fundamental positive development(s) that we believe the market is overlooking/underappreciating. Such catalysts may come in varying forms – examples include new product introductions, managerial changes, divestiture of an underperforming division, or simply better financial performance. Valuation, in and of itself, is not a catalyst – there must be some identifiable event that we believe will cause investors to positively reassess the business.

Risk-reward criteria – The final criteria is the investment team’s assessment of the issuer’s upside potential: companies entering the portfolio should possess the potential for a 3:1 return-to-risk requirement over a forward 1- to 2-year timeframe. This return can generally be achieved via a combination of multiple expansion and dividend yield. While Cambiar may not achieve this return target over the desired timeframe – or at all – the return requirement is intended to channel research efforts toward those situations that appear to offer the most compelling risk/return tradeoffs.

The Adviser constructs the Fund’s portfolio on a security-by-security basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if the investment thesis remains intact.

Principal Risks of Investing in the Fund

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate significantly from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies, and hence, the Fund, may suffer a decline in response.

A number of factors can affect financial markets generally, which in turn, can impact the value of the Fund’s investments. Economic considerations such as GDP growth, inflation, monetary and fiscal policy, barriers to capital formation and reinvestment, market instability, and budgetary deficits are key considerations in how overall markets perform. Political factors, including elections and political instability and unrest, foreign or domestic, can affect the extent to which investors choose to participate in financial markets. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseeable ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The Fund is also subject to the risk that small- and mid-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small- and mid-capitalization companies may be more vulnerable to adverse corporate, business or economic events than larger, more established companies. In particular, investments in smaller companies may pose additional risks, including liquidity risk, because these companies tend to have more limited product lines, markets and financial resources, and may depend upon a relatively small management team. Therefore, stocks of smaller companies may be more volatile than those of larger companies. Portfolio securities may be traded over-the-counter or listed on an exchange.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for meeting or exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Investor Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the Fund’s Investor Class Shares’ highest return for a quarter was 22.58% (quarter ended 12/31/2020) and the lowest return for a quarter was (31.26)% (quarter ended 3/31/2020).

Average Annual Total Returns for Periods Ended December 31, 2021

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary.

Institutional Class Shares of the Fund commenced operations on November 3, 2014. As a result, the performance information provided for Institutional Class Shares incorporates the returns of Investor Class Shares of the Fund for periods before November 3, 2014. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that total expenses of Institutional Class Shares are lower.

Average Annual Total Returns - CAMBIAR SMID FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Investor Class Shares	23.35%	14.03%	13.80%	11.37%	May 31, 2011
Investor Class Shares | After Taxes on Distributions	19.00%	12.58%	12.87%	10.51%	May 31, 2011
Investor Class Shares | After Taxes on Distributions and Sales	14.75%	10.82%	11.30%	9.19%	May 31, 2011
Institutional Class Shares	23.44%	14.08%	13.83%	11.40%	May 31, 2011
Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)	27.78%	9.88%	12.43%	10.44%	May 31, 2011

CAMBIAR INTERNATIONAL SMALL CAP FUND
Cambiar International Small Cap Fund
Fund Investment Objective
The Cambiar International Small Cap Fund (the “Fund”) seeks long-term capital appreciation.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	CAMBIAR INTERNATIONAL SMALL CAP FUND Institutional Class Shares
Redemption Fee (As a percentage of Amount Redeemed)	(2.00%)	[1]
[1]	As a percentage of amount redeemed, if shares redeemed have been held for less than 180 days.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	CAMBIAR INTERNATIONAL SMALL CAP FUND Institutional Class Shares
Management Fees	0.90%
Shareholder Service Fees	0.10%	[1]
Other Operating Expenses	0.22%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.22%
Less Fee Reductions and/or Expense Reimbursements	(0.17%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.05%
[1]	The Fund’s Institutional Class Shares are subject to a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of the Fund’s Institutional Class Shares.
[2]	Cambiar Investors, LLC (“Cambiar,” or, the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding any class-specific expenses (including shareholder servicing fees), interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.95% of the Fund’s Institutional Class Shares’ average daily net assets until March 1, 2023. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of the fees waived or reduced or other payments remitted by the Adviser during the rolling three-year period preceding the date of the reimbursement if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver or expense payment; and (ii) at the time of the reimbursement. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2023. This Agreement automatically terminates upon the termination of the investment advisory agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CAMBIAR INTERNATIONAL SMALL CAP FUND | Institutional Class Shares | USD ($)	107	370	654	1,462

Portfolio Turnover

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap foreign companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund expects, under normal market conditions, to invest in at least three different countries. The equity securities in which the Fund invests are generally common stocks traded on foreign exchanges, although it may also purchase American Depositary Receipts (“ADRs”), which are traded on U.S. exchanges and markets and represent an ownership interest in a foreign security. The Fund generally considers small-cap foreign companies to be those with market capitalizations not greater than either that of the largest company in the MSCI EAFE Small Cap Index ($21.2 billion as of December 31, 2021) or $5 billion, whichever is greater at the time of initial purchase.

The Fund may consider a company to be a “foreign company” if: (i) 50% of the company’s assets are located outside of the United States; or (ii) 50% of the company’s revenues are generated outside of the United States; or (iii) the company is domiciled or doing a substantial amount of business outside of the United States. The majority of these companies operate in “established” markets; however, the Fund may invest up to 15% of its assets in securities of companies in “emerging market” countries. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging market countries are in the process of industrializing, with lower gross national products than more developed countries. In some circumstances, the Fund may purchase ADRs, rather than foreign shares that are traded on foreign exchanges, because the ADRs have greater liquidity or for other reasons. From time to time, the Fund may also focus its investments in a particular geographic region, such as Europe or Asia.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a diversified portfolio of companies. Companies entering the portfolio generally need to satisfy Cambiar’s criteria on four levels: quality, valuation, value creation/catalyst, and risk-reward criteria:

Quality – Cambiar’s analysts seek companies that are best-of-breed operators within their industries. Eligible businesses for the portfolio are evaluated based on the following characteristics:

●

Management – Management teams should have a track record of success that has benefitted not just public shareholders such as the Fund, but a wide range of stakeholders, e.g., employees, customers, suppliers.

●	Consistent margins – Companies with above average and consistent margins suggest a relatively high value-add product or service and defensible market position.

●	Return on invested capital (ROIC) – Demonstrates a pattern of value creation and capital discipline.

●	Low leverage – Companies with strong balance sheets do not need to depend on the vagaries of the debt and/or equity markets to sustain their businesses.

●	Free cash flow (FCF) – We view FCF to be a better measure of economic value creation versus alternative metrics such as EBITDA or EPS. Free cash flow is less subject to manipulation.

Valuation – Cambiar evaluates broadly accepted and recognized financial measures in gauging valuation. An underlying premise of the Cambiar philosophy is that certain industries tend to follow certain valuation ranges; the market does not randomly value stocks. Our preference is for issuers that appear reasonably valued based on a number of different metrics.

Value Creation/Catalyst – Cambiar’s research process also seeks to identify some form of fundamental positive development(s) that we believe the market is overlooking/underappreciating. Such catalysts may come in varying forms – examples include new product introductions, managerial changes, divestiture of an underperforming division, or simply better financial performance. Valuation, in and of itself, is not a catalyst – there must be some identifiable event that we believe will cause investors to positively reassess the business.

Risk-reward criteria – The final criteria is the investment team’s assessment of the issuer’s upside potential: companies entering the portfolio should possess the potential for a 3:1 return-to-risk requirement over a forward 1- to 2-year timeframe. This return can generally be achieved via a combination of multiple expansion and dividend yield. While Cambiar may not achieve this return target over the desired timeframe – or at all – the return requirement is intended to channel research efforts toward those situations that appear to offer the most compelling risk/return tradeoffs.

The Adviser constructs the Fund’s portfolio on a security-by-security basis, with the goal of building a portfolio that strikes a balance between the Adviser’s conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector or individual country.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if the investment thesis remains intact.

Principal Risks of Investing in the Fund

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate significantly from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies, and hence, the Fund, may suffer a decline in response. Portfolio securities may be traded over-the-counter or listed on an exchange.

A number of factors can affect financial markets generally, which in turn, can impact the value of the Fund’s investments. Economic considerations such as GDP growth, inflation, monetary and fiscal policy, barriers to capital formation and reinvestment, market instability, and budgetary deficits are key considerations in how overall markets perform. Political factors, including elections and political instability and unrest, foreign or domestic, can affect the extent to which investors choose to participate in financial markets. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseeable ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The Fund is also subject to the risk that small-cap stocks may underperform other segments of the equity market or the equity market as a whole. Small-cap companies may be more vulnerable to adverse corporate, business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management team. Therefore, small-cap stocks may be more volatile than those of larger companies and may be subject to great liquidity risk.

Because the Fund invests in foreign securities, including securities denominated in foreign currencies and ADRs, it will be subject to certain risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States, because of, among other things, unstable political and economic conditions, sovereign solvency considerations, and less developed and more thinly-traded securities markets. These risks may be heightened when investing in the securities of small-cap foreign companies. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Securities of foreign companies may not be registered with the U.S.

Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the types of regulatory controls imposed on U.S. issuers and, as a consequence, there is often less publicly available information about foreign companies than is available about domestic companies. Income from foreign securities owned by the Fund are often reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Although ADRs and other depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

To the extent that it concentrates its investments in a specific geographic region, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that region. As a result, the Fund’s net asset value may be more volatile than that of a fund holding more geographically diverse investments.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity, significant price volatility, restrictions on foreign investment, and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund’s assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for meeting or exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the Fund’s highest return for a quarter was 21.27% (quarter ended 12/31/2020) and the lowest return for a quarter was (28.40)% (quarter ended 3/31/2020).
Average Annual Total Returns for Periods Ended December 31, 2021

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns - CAMBIAR INTERNATIONAL SMALL CAP FUND	1 Year	5 Years	Since Inception	Inception Date
Institutional Class Shares	1.58%	10.35%	7.39%	Nov. 18, 2014
Institutional Class Shares | After Taxes on Distributions	(0.76%)	9.00%	6.40%	Nov. 18, 2014
Institutional Class Shares | After Taxes on Distributions and Sales	1.99%	7.96%	5.70%	Nov. 18, 2014
MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses, or taxes)	10.10%	11.04%	9.36%	Nov. 18, 2014